Document And Entity Information	0 Months Ended
Feb. 05, 2014
Document And Entity Information
Document Type	497
Document Period End Date	Feb. 05, 2014
Registrant Name	EGA Emerging Global Shares Trust
Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Feb. 05, 2014
Document Effective Date	Feb. 05, 2014
Prospectus Date	Jul. 29, 2013